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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.):      [_]  is a restatement.
                                         [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kidron Capital LLC
Address:  601 Carlson Parkway
          Suite 730
          Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles M. Webster
Title:    Managing Member
Phone:    (952) 404-2309

Signature, Place, and Date of Signing:

/s/ Charles M. Webster             Minnetonka, Minnesota           May 14, 2009
------------------------------     ----------------------------    ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $454,243
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                VOTING AUTHORITY
                                                             TOTAL VALUE           INVESTMENT ---------------------
ISSUER                              CLASS          CUSIP       (x1000)   SHARES    DISCRETION SOLE      SHARED NONE
------                              -------------- --------- ----------- --------- ---------- --------- ------ ----
AON CORP                            COM            037389103   122,460   3,000,000  DEFINED   3,000,000
CH ROBINSON                         COM            12541W209    96,932   2,125,243  SOLE      2,125,243
COMPASS MINERALS INTL INC           COM            20451N101    78,937   1,400,343  DEFINED   1,400,343
DCP MIDSTREAM PARTNERS LP           COM UT LTD PTN 23311P100     6,809     483,300  DEFINED     483,300
DELL INC                            COM            24702R101    39,863   4,205,000  DEFINED   4,205,000
EXTERRAN PARTNERS LP                COM UNITS      30225N105     5,992     503,600  DEFINED     503,600
FIRSTSERVICE CORP                   SUB VTG SH     33761N109       899     108,411  DEFINED     108,411
JACOBSON ENGINEERING GROUP INC      COM            469814107    38,660   1,000,000  SOLE      1,000,000
POLYONE CORP                        COM            73179P106     7,111   3,078,500  DEFINED   3,078,500
RITCHIE BROS AUCTIONEERS            COM            767744105    37,180   2,000,000  SOLE      2,000,000
TEEKAY LNG PARTNERS L P             PRTNRSP UNITS  Y8564M105    19,400   1,155,501  DEFINED   1,155,501